Income Taxes (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 16, 2022	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Line Items]
U.S. federal net operating loss carryover (in Dollars)			$ 1,770,098
Taxable income	1.00%	21.00%	20.97%
Taxable income limitation			80.00%
Taxable income years prior			100.00%
Statutory rate			21.00%
U.S [Member]
Income Taxes [Line Items]
Taxable income			80.00%
Modified taxable income			80.00%
Statutory rate			21.00%